Acquisitions and Dispositions (Details Textual) - USD ($)						3 Months Ended	12 Months Ended
	Mar. 19, 2020	Feb. 14, 2020	Nov. 15, 2019	Apr. 01, 2019	Mar. 08, 2019	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Business Acquisition [Line Items]
Deferred acquisition consideration						$ 72,736,000	$ 75,220,000	$ 83,695,000
Redemptions						1,615,000	$ 14,530,000	11,943,000
Laird - Partners [Member]
Business Acquisition [Line Items]
Remaining ownership interest acquired (percent)			35.00%
Aggregate purchase price			$ 2,389,000
Closing cash payment			1,588,000
Deferred acquisition consideration			801,000
Business Combination, Consideration Transferred, Including Equity Interest in Acquiree Held Prior to Combination			6,005,000
Business acquisitions and step-up transactions, net of tax			(5,045,000)
Business Combination, Acquisition of Less than 100 Percent, Redeemable Noncontrolling Interest, Fair Value			$ 2,656,000
Hunter PR LLC [Member]
Business Acquisition [Line Items]
Remaining ownership interest acquired (percent)				35.00%
Aggregate purchase price				$ 10,234,000
Closing cash payment				3,890,000
Deferred acquisition consideration				6,344,000
Business Combination, Consideration Transferred, Including Equity Interest in Acquiree Held Prior to Combination				20,178,000
Business acquisitions and step-up transactions, net of tax				(9,486,000)
Business Combination, Acquisition of Less than 100 Percent, Redeemable Noncontrolling Interest, Fair Value				$ 745,000
Aggregate 2018 Acquisitions [Member]
Business Acquisition [Line Items]
Aggregate purchase price								56,463,000
Deferred acquisition consideration								16,174,000
Business acquisitions and step-up transactions, net of tax								(9,790,000)
Granted								4,975,000
Business Combination, Acquisition of Less than 100 Percent, Noncontrolling Interest, Fair Value								15,411,000
Business Combination, Consideration Transferred, Equity Interests Issued and Issuable								$ 1,011,561
KWT Global [Member]
Business Acquisition [Line Items]
Remaining ownership interest acquired (percent)	22.50%
Aggregate purchase price	$ 2,118,000
Closing cash payment	729,000
Deferred acquisition consideration	1,389,000
Business Combination, Acquisition of Less than 100 Percent, Redeemable Noncontrolling Interest, Fair Value	$ 503,000
Redemptions						$ 1,615,000
Kingsdale Partners LP [Member]
Business Acquisition [Line Items]
Proceeds from divestiture of businesses					$ 50,000,000
Loss on disposition of business					(3,000,000)
Gain on disposition of business					$ 3,000,000
Sloane and Company LLC
Business Acquisition [Line Items]
Proceeds from divestiture of businesses		$ 26,000,000
Loss on disposition of business		(16,131,000)
Gain on disposition of business		$ 16,131,000